Thrivent Mid Cap Value Portfolio Expense Example - Thrivent Mid Cap Value Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	$ 1,330